00093362

RTF P-1 03/13

SUPPLEMENT DATED APRIL 1, 2013

TO THE PROSPECTUS DATED MAY 1, 2012

OF

Franklin Templeton Fund Allocator Series

Franklin Templeton 2015 Retirement Target Fund (2015 Fund)

Franklin Templeton 2025 Retirement Target Fund (2025 Fund)

Franklin Templeton 2035 Retirement Target Fund (2035 Fund)

Franklin Templeton 2045 Retirement Target Fund (2045 Fund)

(together, the Retirement Target Funds

The prospectus is amended as follows:

I. For the Fund Summary of each of the Retirement Target Funds, the Principal Investment Strategies section is revised as follows:

Principal Investment Strategies

The board of trustees of the Trust approved changes to the target asset allocation glide path (glide path) of the Fund to be implemented on or about July 1, 2013. On or about July 1, 2013, the Fund will transition its current short-term investments (money market) allocation to fixed-income funds. In addition, the Fund’s glide path will reflect the transition of short-term investments (money market) to fixed-income funds.

Effective on or about July 1, 2013, the Fund’s principal investment strategies will be as follows:

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name.

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 32% equity funds and 68% fixed-income funds. On or about July 1, 2013, the allocation of the Fund is expected to be approximately [43% equity funds and 57% fixed-income funds (for 2015 Fund); 72% equity funds and 28% fixed-income funds (for 2025 Fund); 80% equity funds and 20% fixed-income funds (for 2035 Fund); 83% equity funds and 17% fixed-income funds (for 2045 Fund)].

Through June 30, 2013, the Fund's principal investment strategies will remain as follows:

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name.

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity, fixed-income and short-term (money market) investments by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, based on each underlying fund's predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and money market securities.

The investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes. The target asset allocations in the glide path change over time, reducing their exposure to equity investments and becoming increasingly conservative until the stated target date. At approximately the target date, the Fund’s final asset allocation mix will be 32% equity funds, 51% fixed-income funds and 17% short-term (money market) funds. As of May 2013, the allocation of the Fund is approximately [43% equity funds, 43% fixed-income funds and 14% short-term (money market) funds (for 2015 Fund); 72% equity funds, 21% fixed-income funds and 7% short-term (money market) funds (for 2025 Fund); 81% equity funds, 14% fixed-income funds and 5% short-term (money market) funds (for 2035 Fund); 83% equity funds, 13% fixed-income funds and 4% short-term (money market) funds (for 2045 Fund)]. More information about the Fund's glide path is available under "Principal Investment Policies and Practices" in the "Fund Details" section of the Fund's prospectus on page 40.

The underlying funds and the percentage allocations in the glide path may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations. The glide path is further described and illustrated in the “Fund Details” section.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile. In evaluating the risk level of the underlying funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

II. The Fund Details “Principal Investment Policies and Practices” section beginning on page 40 is replaced with the following:

Principal Investment Policies and Practices

Each Fund is a “fund of funds” that seeks to achieve its investment goal by investing its assets primarily in other mutual funds (underlying funds), predominantly other Franklin Templeton mutual funds. Each Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name. The Funds are designed on the assumption that many investors will take a lump-sum withdrawal of their investment around their retirement date.

The board of trustees of the Trust approved changes to the target asset allocation glide path (glide path) of the Fund to be implemented on or about July 1, 2013.

Effective on or about July 1, 2013, the Fund’s principal investment strategies will be as follows:

Under normal market conditions, the investment manager allocates each Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund’s predominant asset class. A small portion of each Fund’s assets may be invested in exchange traded funds (ETFs). In addition, a small portion of the Fund’s assets may be invested in underlying funds that provide exposure to commodities. The underlying funds and ETFs invest in a variety of U.S. and foreign equity and fixed-income securities. The investment policies of the various underlying funds are described in this Prospectus in the section called “Information about the Underlying Franklin Templeton Funds.”

Over time, a Fund’s allocation to underlying funds in the various asset classes will change according to a predetermined glide path shown in the following chart. Each Fund’s asset allocation changes over time from being less conservative (by investing primarily in equity funds when the target date is the furthest away) to becoming increasingly conservative until the stated target date (by shifting its allocation from equity funds to fixed income funds as the target date draws near). This reflects the need for reduced market risks and lower volatility as the target date approaches. The glide path and/or underlying funds may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the actual asset allocations within the Fund may vary up to 5% from those in the stated glide path.

Retirement Target Funds

Glide Path Allocation

For example, for a Fund that is 30 years from its stated target date, its approximate allocation is 83% equity funds and 17% fixed-income funds, so that investors with longer investment horizons can benefit from the long-term growth potential of the equity fund asset classes. As the Fund’s stated target date approaches, its allocation to equity funds will decline, while its allocations to fixed income funds increase. As a result, each Fund’s asset mix will become more conservative each year; gradually approaching its final allocation of 32% equity funds and 68% fixed-income funds on approximately January 1 of the target year. On or about July 1, 2013, the allocations of the current Target Funds are expected to be approximately as follows: 2015 Fund: 43% equity funds and 57% fixed-income funds; 2025 Fund: 72% equity funds and 28% fixed-income funds; 2035 Fund: 80% equity funds and 20% fixed-income funds; and 2045 Fund: 83% equity funds and 17% fixed-income funds.

Under the glide path above, when the 2015 Fund reaches its target date, the investment manager currently expects to recommend to the Fund’s Board changing the Fund’s name to “Franklin Templeton Retirement Allocation Fund” and the Fund will then maintain its asset allocation at the target date allocation of 32% equity funds and 68% fixed income funds. Subsequently, as other Franklin Templeton Retirement Target Funds reach their target dates, the investment manager anticipates recommending to that Fund’s Board the reorganization of any such Funds with, and into, Franklin Templeton Retirement Allocation Fund. Shareholders will be provided with information regarding any such reorganizations at that time, including information pertaining to any tax consequences of the reorganization.

Through June 30, 2013, the Fund's principal investment strategies will remain as follows:

Under normal market conditions, the investment manager allocates each Fund’s assets among the broad asset classes of equity, fixed-income and short-term (money market) investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund’s predominant asset class. A small portion of each Fund’s assets may be invested in exchange traded funds (ETFs). In addition, a small portion of the Fund’s assets may be invested in underlying funds that provide exposure to commodities. The underlying funds and ETFs invest in a variety of U.S. and foreign equity, fixed-income and money market securities. The investment policies of the various underlying funds are described in this Prospectus in the section called “Information about the Underlying Franklin Templeton Funds.”

Over time, a Fund’s allocation to underlying funds in the various asset classes will change according to a predetermined glide path shown in the following chart. Each Fund’s asset allocation changes over time from being less conservative (by investing primarily in equity funds when the target date is the furthest away) to becoming increasingly conservative until the stated target date (by shifting its allocation from equity funds to fixed income and/or short-term investments as the target date draws near). This reflects the need for reduced market risks and lower volatility as the target date approaches. The glide path and/or underlying funds may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the actual asset allocations within the Fund may vary up to 5% from those in the stated glide path.

Retirement Target Funds

Glide Path Allocation

For example, for a Fund that is 30 years from its stated target date, its approximate allocation is 83% equity funds, 13% fixed-income funds and 4% short-term funds, so that investors with longer investment horizons can benefit from the long-term growth potential of the equity fund asset classes. As the Fund’s stated target date approaches, its allocation to equity funds will decline, while its allocations to fixed income and/or short-term funds increase. As a result, each Fund’s asset mix will become more conservative each year; gradually approaching its final allocation of 32% equity funds, 51% fixed-income funds and 17% short-term (money market) funds on approximately January 1 of the target year. As of May 1, 2013, the allocations of the current Target Funds are approximately as follows: 2015 Fund: 43% equity funds, 43% fixed-income funds and 14% short-term (money market) funds; 2025 Fund: 72% equity funds, 21% fixed-income funds and 7% short-term (money market) funds; 2035 Fund: 81% equity funds, 14% fixed-income funds and 5% short-term (money market) funds; and 2045 Fund: 83% equity funds, 13% fixed-income funds and 4% short-term (money market) funds.

Under the glide path above, when the 2015 Fund reaches its target date, the investment manager currently expects to recommend to the Fund’s Board changing the Fund’s name to “Franklin Templeton Retirement Allocation Fund” and the Fund will then maintain its asset allocation at the target date allocation of 32% equity funds, 51% fixed income funds and 17% short-term (money market) funds. Subsequently, as other Franklin Templeton Retirement Target Funds reach their target dates, the investment manager anticipates recommending to that Fund’s Board the reorganization of any such Funds with, and into, Franklin Templeton Retirement Allocation Fund. Shareholders will be provided with information regarding any such reorganizations at that time, including information pertaining to any tax consequences of the reorganization.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to each Fund’s specific risk profile.

In evaluating the risk level of the underlying funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

The investment manager generally attempts to invest in the same underlying funds for each Fund, but varies the underlying funds’ allocation percentages based upon each Fund’s risk/return level. No more than 25% of any Fund’s assets may be invested in any one underlying fund, except that each Fund may invest up to 50% of its total assets in Franklin Limited Maturity U.S. Government Securities Fund and Franklin U.S. Government Securities Fund.

While each Fund is designed for investors expecting to retire around the target date, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation. It is possible to lose money by investing in the Funds, including at and after the target date. The Funds do not guarantee a level of income or principal at or after the target date.

Temporary Investments

When the investment manager believes market or economic conditions are unfavorable for investors, the investment manager may invest up to 100% of each Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market fund shares, money market instruments and short-term debt securities. In these circumstances, a Fund may be unable to achieve its investment goal.

Please keep this supplement for future reference.